INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Income tax benefit related to net operating loss carryforwards	$ 240,300
Income tax expense (benefit) related to operating loss carryforwards recorded as reduction to goodwill	32,100
Deferred tax assets, gross	611,983	$ 378,834
Tax credit carryforwards	66,200
Tax credit carryforwards that can be carried forward indefinitely	11,500
Tax credit carryforwards expiring primarily by 2018 and 2037	54,700
Valuation Allowance
Decrease in valuation allowance	20,700
Valuation allowance at end of period	113,700
Income Taxes Paid, Net [Abstract]
Unrecognized tax benefits, income tax penalties and interest accrued	22,100	20,300
Tax positions for which the ultimate deductibility is highly certain but timing is uncertain	20,400	18,900
Change in unrecognized tax benefits unrelated to Federal income taxes statute of limitations expiring within twelve months of current reporting period	6,100
Federal Tax Authority
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	1,300,000
Net operating loss carryforwards not subject to expiration	843,500
Net operating loss carryforwards without restrictions	833,300
Net operating loss carryforwards subject to expiration within 20 years	484,100
State Tax Authority
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	840,400
Net operating loss carryforwards without restrictions	543,800
Tax credit carryforwards	1,900
Foreign Tax Authority
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	442,200
Net operating loss carryforwards not subject to expiration	401,800
Net operating loss carryforwards subject to expiration within 20 years	40,400
Tax credit carryforwards	12,700
Tax credit carryforwards related to research and development	51,600
Federal and State Tax Credits
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Deferred tax assets, gross	$ 489,800
Continuing Operations
Income Taxes Paid, Net [Abstract]
Unrecognized tax benefits including tax interest accrued from Old IAC		$ 11,600